Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Jul. 31, 2020	Jan. 08, 2019	Jan. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Aug. 13, 2018
Disclosure of transactions between related parties [line items]
Interest incurred				$ 78,427	$ 226,018	$ 2,254
Accrued interest				5,000	701,000
Repayments of advance to board Member of company	$ 1,000,000
Portage Glasgow Ltd. [Member]
Disclosure of transactions between related parties [line items]
Wholly-owned subsidiary, description			PPL holds 65% equity in PGL, committed to provide financing and also handles financial and administrative matters of PGL. The Company disposed of 100% of its interests in PPL and PGL on March 3, 2021
Unsecured notes payable issued to directors					200,000
Accrued interest					$ 692,045
Principal paid to director				805,000
Exchange of notes payable for SalvaRx warrants				$ 2,415,000
Warrants price				$ 6.64
Proportion of ownership interest in subsidiary			65.00%
SalvaRx Group plc. [Member]
Disclosure of transactions between related parties [line items]
Business combination acquisition percentage		100.00%
Exchange of common stock		8,050,701
Cash Consideration From Issuance Of Shares		$ 92,600,000
SalvaRx
Disclosure of transactions between related parties [line items]
Business combination acquisition percentage							100.00%